QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Rounding	Total Year

2014

Net sales	$730,114	$765,225	$708,240	$719,041	$—	$2,922,620
Gross profit	394,205	424,469	388,064	393,051	—	1,599,789
Operating income	105,570	127,106	109,581	103,343	—	445,600
Net income attributable to
DENTSPLY International	72,878	89,993	75,273	84,710	—	322,854

Earnings per common share - basic	$0.51	$0.63	$0.53	$0.60	$0.01	$2.28

Earnings per common share - diluted	$0.50	$0.62	$0.52	$0.59	$0.01	$2.24

Cash dividends declared per common share	$0.06625	$0.06625	$0.06625	$0.06625	$—	$0.26500

2013

Net sales	$732,084	$761,010	$704,018	$753,658	$—	$2,950,770
Gross profit	388,200	414,956	376,417	397,839	—	1,577,412
Operating income	93,858	122,866	105,021	97,421	—	419,166
Net income attributable to
DENTSPLY International	71,685	87,228	79,851	74,428	—	313,192

Earnings per common share - basic	$0.50	$0.61	$0.56	$0.52	$0.01	$2.20

Earnings per common share - diluted	$0.49	$0.60	$0.55	$0.51	$0.01	$2.16

Cash dividends declared per common share	$0.0625	$0.0625	$0.0625	$0.0625	$—	$0.2500